9. RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 9 - RELATED PARTY TRANSACTIONS AND BALANCES

9.  RELATED PARTY TRANSACTIONS AND BALANCES

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at March 31, 2013. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the three months ended March 31, 2013 the Company incurred $7,500 in management fees (2012: $7,500) to the management firm managed by the Company’s CEO with such costs being recorded as general and administrative costs. As at March 31, 2013, the Company owed $10,539 to this firm for accrued management fees (December 31, 2012: $0).

During the three months ended March 31, 2013 the Company incurred $97,048 in management fees to officers and directors of the Company (2012: $94,325) with such costs being recorded as general and administrative costs. As at March 31, 2013, the Company owed $39,218 to officers for unreimbursed expenses and accrued management fees (December 31, 2012: $6,479).

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at December 31, 2012. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the year ended December 31, 2012 the Company incurred $30,000 in management fees (2011: $15,000)  and $7,355 in rent expense (2011: $7,355) to the  management firm managed by the Company’s CEO with such costs being recorded as general and administrative costs.

During the year ended December 31, 2012 the Company incurred $366,161 in management fees to officers and directors of the Company (2011: $204,797) with such costs being recorded as general and administrative costs. As at December 31, 2012, the Company owed $479 to an officer for unreimbursed expenses and $6,000 to a director for accrued management fees.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.